Convertible Notes Payable (Details) - Schedule of convertible notes payable - USD ($)		12 Months Ended
		Dec. 31, 2021	Jun. 30, 2022	May 20, 2022	Dec. 31, 2020	Dec. 09, 2020
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Outstanding Principal		$ 168,850		$ 115,163	$ 1,280,680
Warrants granted, Quantity (in Shares)		6,667
Less: Debt Discount		$ (8,120)	$ (1,944,282)		(309,637)
Less: Debt Issuance Costs		(1,537)	(104,759)		(73,527)
Total			$ 2,291,010		897,516
Less: Current Debt		(159,193)			(897,516)
Total Long-Term Debt
The September 2020 convertible Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Outstanding Principal					341,880
Interest Rate		12.00%
Conversion Price (in Dollars per share)	[1]
Maturity Date		September-21
Warrants granted, Quantity (in Shares)		85,555
Warrants granted, Exercise Price (in Dollars per share)		$ 5
The First December 2020 convertible Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Outstanding Principal					600,000	$ 600,000
Interest Rate		12.00%
Conversion Price (in Dollars per share)	[1]
Maturity Date		December-21
Warrants granted, Quantity (in Shares)
Warrants granted, Exercise Price (in Dollars per share)
The October 2020 convertible Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Outstanding Principal					169,400
Interest Rate		6.00%
Conversion Price (in Dollars per share)	[1]
Maturity Date		October-21
Warrants granted, Quantity (in Shares)
Warrants granted, Exercise Price (in Dollars per share)
The Second December 2020 convertible Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Outstanding Principal					169,400
Interest Rate		6.00%
Conversion Price (in Dollars per share)	[1]
Maturity Date		December-21
Warrants granted, Quantity (in Shares)
Warrants granted, Exercise Price (in Dollars per share)
May 2021 Loan [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Outstanding Principal
Interest Rate
Conversion Price (in Dollars per share)	[1]	$ 5
Maturity Date		November-22
Warrants granted, Quantity (in Shares)		1,090,908
Warrants granted, Exercise Price (in Dollars per share)		$ 4.5
The July 2021 Loan [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Outstanding Principal		$ 168,850
Interest Rate		6.00%
Conversion Price (in Dollars per share)	[1]
Maturity Date		July - 22

[1]	As subject to adjustment as further outlined in the notes